Leases - Schedule of Future Minimum Lease Payments Under Finance Leases (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020 (excluding the six months ended September 30, 2020)	$ 26,633
2021	106,532	$ 43,121
2022	78,379	43,121
2023	10,496	15,221
Thereafter
Total finance lease payment	222,040	101,463
Less: Imputed interest	(27,365)	(13,558)
Finance lease liabilities	194,675	87,905
Finance lease liability	87,901	34,425
Finance lease liability - non-current	$ 106,774	$ 53,480